FUNDS FROM SECURITIES ISSUED (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Funds From Securities Issued
Opening balances on January 1	R$ 257,977,344	R$ 244,966,258
Issuance	156,468,949	54,734,757	R$ 105,259,934
Interest accrued	32,907,338	27,427,073
Settlement and interest payments	(143,196,203)	(70,199,968)
Exchange variation and others	2,103,254	1,049,224
Closing balance on December 31	R$ 306,260,682	R$ 257,977,344	R$ 244,966,258